REVENUE AND COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2018
Revenue And Cost Of Sales
Schedule of Revenue
	2018	2017 (Note 3)	2016 (Note 3)

Concentrate sales	$34,551	$33,327	$34,925
Provisional pricing adjustments	(435)	32	(233)
	$34,116	$33,359	$34,692

Schedule of Cost of Sales
	2018	2017 (Note 3)	2016 (Note 3)

Production costs	$24,619	$19,418	$21,060
Depreciation and depletion	3,231	2,688	1,901
	$27,850	$22,106	$22,961